Submission	Jan. 09, 2026
Submission [Line Items]
Central Index Key	0000791908
Registrant Name	XOMA Royalty Corp
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A